Subsequent Events - Additional Informations (Details) - USD ($)						1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended
	Sep. 09, 2026	Sep. 01, 2026	Aug. 13, 2026	Aug. 12, 2026	Aug. 06, 2026	Aug. 31, 2026	Aug. 10, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2026	Jul. 01, 2026
Subsequent Event [Line Items]
Receivable from sale of common stock								$ 4,625,269
Issuance of common stock upon exercise of stock options, Shares								211,647
Common stock, par value per share								$ 0.00001	$ 0.00001	$ 0.00001
Number of Shares, Granted								1,119,136	2,686,075	752,520
Issuance of common stock under initial public offering, net of underwriters discounts								$ 16,015,000
Number of common stock, shares issued								11,608,117	1,410,975	1,410,975
2023 stock plan
Subsequent Event [Line Items]
Employees stock option									5,643,900
Subsequent Event
Subsequent Event [Line Items]
Shares sold		0				12,250	642,484				654,734
Payments tied to employee service or retention	$ 800,000
Receivable from sale of common stock												$ 4,600,000
Aggregate gross proceeds						$ 400,000	$ 26,800,000				$ 27,200,000
Grant-date fair value			$ 80,000
Number of Shares, Granted					26,220
Stock option exercise price					$ 34.6
Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Number of shares to be granted	118,326
Subsequent Event | Upon achievement of 2026 targets
Subsequent Event [Line Items]
Contingent liability	$ 800,000
Subsequent Event | Upon achievement of 2026 targets | Restricted Stock Units
Subsequent Event [Line Items]
Number of shares to be granted	118,326
Subsequent Event | JK Land Vehicles | Forecast
Subsequent Event [Line Items]
Participatory interest rate	100.00%
Payments to acquire businesses	$ 7,200,000
Number of shares issued	1,064,942
Subsequent Event | Serhii Kupriienko | 2023 stock plan
Subsequent Event [Line Items]
Issuance of common stock upon exercise of stock options, Shares				3,997,762
Stock option exercise price				$ 0.00001
Subsequent Event | Maximum | JK Land Vehicles | Forecast
Subsequent Event [Line Items]
Cash earnout consideration	$ 7,200,000
Stock earnout consideration	4,422,125